Finance Costs - Schedule of Finance Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Finance Costs [Abstract]
Interest on bank loans and other borrowings	¥ 51,812	$ 7,409	¥ 61,555	¥ 91,690
Interest on lease liabilities	1,118	160	1,498	1,321
Interest on long-term payables	1,140	163	1,402	3,046
Total	¥ 54,070	$ 7,732	¥ 64,455	¥ 96,057